WILMER CUTLER PICKERING
 HALE AND DORR LLP




                                                     David C. Phelan
                                                     60 State Street
                                                     Boston, MA 02109
                                                     + 1 617 526 6372
                                                     + 1 617 526 5000 fax
                                                     david.phelan@wilmerhale.com


                                            August 6, 2004



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Pioneer International Equity Fund (the "Fund"); Post-Effective Amendment No. 13 to Registration Statement on
          Form N-1A (File Nos. 333-09079 and 811-07733)


     Attached for filing on behalf of the Fund pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) under Regulation S-T is post-effective amendment no. 13 (amendment no. 14 under the 1940 Act) (the "Amendment") to the Fund's registration statement on Form N-1A. The Amendment includes a prospectus, a statement of additional information ("SAI"), Part C and exhibits. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Fund and, pursuant to Rule 302 under Regulation S-T, the Fund will retain the manually executed copy of the Amendment. The electronic copy of the Amendment contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the prospectus and SAI that contain revised disclosure.

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of responding to comments from the staff of the Securities and Exchange Commission (the "Commission") regarding the fund's post-effective amendment no. 11, filed on July 1, 2004, for the purpose of adding a new class of shares. A separate correspondence has been filed with the Commission, which addresses the Commission's comments. The Fund respectfully requests that the staff of the Commission accelerates the effective date of this Amendment and post-effective amendment No. 11 to August 6, 2004.



    BALTIMORE     BERLIN     BOSTON    BRUSSELS     LONDON     MUNICH
NEW YORK       NORTH VIRGINIA     OXFORD    PRINCETON     WALTHAM     WASHINGTON
--------------------------------------------------------------------------------

Securities and Exchange Commission
August 6, 2004
Page 2


     Please note that (1) the Fund does not involve a master/feeder arrangement,
(2) shares of the Fund may be marketed through banks and/or savings and loan associations and (3) the Fund's operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Fund may invest.

     If you have any questions or comments concerning the foregoing or the attachment, please contact me at (617) 526-6372.

                                            Very truly yours,



                                            /s/ David C. Phelan
                                            David C. Phelan